CONSOLIDATED STATEMENT OF EQUITY (Parenthetical) - $ / shares	12 Months Ended
	Jun. 29, 2018	Jun. 30, 2017
Common Stock
Cash dividends (in dollars per share)	$ 2.28	$ 2.12